Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Carrying amount of financial assets	€ 5,895,760	€ 5,851,814
Carrying amount of financial liabilities	15,326,777	16,766,090
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	9,763,867	10,572,974
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	40,641	45,268
Not classified
Financial instruments
Carrying amount of financial liabilities	5,522,269	6,147,848
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	762,068	813,255
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	762,068	813,255
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	123,081	138,329
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	123,081	138,329
Short-term debt
Financial instruments
Carrying amount of financial liabilities	456,904	648,767
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	456,904	648,767
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,447,562	7,864,796
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	5,972,767	6,366,775
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	767,328	474,930
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,447,562	7,864,796
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	4,145,946	4,678,763
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	4,145,946	4,678,763
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,391,216	2,622,180
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	974,252	1,107,827
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	40,641	45,268
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,376,323	1,469,085
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	4,315	568
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	4,315	568
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	4,315	568
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	4,890	7,422
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	4,890	7,422
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	4,890	7,422
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	35,751	37,846
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	35,751	37,846
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	35,751	37,846
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	1,372,008	1,468,517
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	1,372,008	1,468,517
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,372,008	1,468,517
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	974,252	1,107,827
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	974,252	1,107,827
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,906,391	4,869,350
FVPL - Assets
Financial instruments
Carrying amount of financial assets	380,974	352,327
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	412,184	408,381
Not classified
Financial instruments
Carrying amount of financial assets	196,211	221,756
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,403,492	1,273,787
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	198,462	155,284
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	1,205,030	1,118,503
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	198,462	155,284
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,471,213	3,574,270
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,389,314	3,489,680
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	81,899	84,590
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	165,299	140,072
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	165,299	140,072
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	855,756	863,685
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	146,748	121,095
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	182,512	197,043
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	412,184	408,381
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	114,312	137,166
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	1,990	9,151
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	1,990	9,151
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	1,990	9,151
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	20,295	10,627
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	20,295	10,627
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	20,295	10,627
Equity investments.
Financial instruments
Carrying amount of financial assets	153,182	149,993
Equity investments. | Level 1
Financial instruments
Fair value of financial assets	48,888	36,227
Equity investments. | Level 2
Financial instruments
Fair value of financial assets	72,292	70,973
Equity investments. | Level 3
Financial instruments
Fair value of financial assets	32,002	42,793
Equity investments. | FVPL - Assets
Financial instruments
Carrying amount of financial assets	82,072	80,201
Equity investments. | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	71,110	69,792
Debt securities
Financial instruments
Carrying amount of financial assets	421,219	444,804
Debt securities | Level 1
Financial instruments
Fair value of financial assets	421,219	444,804
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	80,145	106,215
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	341,074	338,589
Other financial assets
Financial instruments
Carrying amount of financial assets	259,070	249,110
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	146,748	121,095
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 112,322	€ 128,015